Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2017	2018
Cost:
Computers and peripheral equipment	$31,435	$32,349
Office furniture, equipment and other	5,858	5,602
Buildings and leasehold improvements	6,702	6,472

	43,995	44,423
Accumulated depreciation:
Computers and peripheral equipment	27,011	29,328
Office furniture, equipment and other	4,017	4,013
Buildings and leasehold improvements	2,272	2,567

	33,300	35,908

Depreciated cost	$10,695	$8,515